Derivative Financial Instruments (Details 13) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ 293	$ 128
Embedded Derivative, Fair Value of Embedded Derivative Liability	4,584	2,634
Ceded Guaranteed Minimum Benefit [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	327	185
Direct Guaranteed Minimum Benefit [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	2,104	370
Funds withheld on assumed reinsurance [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	35	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	122	66
Assumed Guaranteed Minimum Benefit [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	2,340	2,186
Other [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	1	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	18	12
Options embedded in debt or equity securities [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ (70)	$ (57)